Note 3 - Fair Values of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Mortgage loans on real estate	$ 29,459,436	$ 18,601,722
Policy loans	6,665,493	6,674,887
Policy loans, fair value	6,665,493	6,674,887
State-guaranteed receivables	7,917,379	8,085,107
State-guaranteed receivables, fair value	9,719,006	9,392,660
Other invested assets	3,270,848	3,181,182
Other invested assets, fair value	3,270,848	3,181,182
Cash and cash equivalents	1,870,867	4,143,291	6,009,905
Cash and cash equivalents, fair value	1,870,867	4,143,291
Accrued investment income	5,190,740	5,191,253
Accrued investment income, fair value	5,190,740	5,191,253
Cash value of company-owned life insurance	12,441,833	11,808,248
Cash value of company-owned life insurance, fair value	12,441,833	11,808,248
Liabilities:
Policyholder deposits (Investment-type contracts)	53,318,598	53,476,853
Policyholder deposits (Investment-type contracts), fair value	55,486,262	53,396,538
Policy claims	2,821,106	3,672,474
Policy claims, fair value	2,821,106	3,672,474
Obligations under capital leases	553,028	943,488
Obligations under capital leases, fair value	553,028	943,488
Notes payable	2,508,576	3,031,942
Notes payable, fair value	2,508,576	3,033,122
Commercial Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Mortgage loans on real estate, fair value		16,128,845
Commercial Mortgage [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Mortgage loans on real estate, fair value	13,693,557
Commercial Mortgage [Member]
Assets:
Mortgage loans on real estate	12,961,492	15,478,188
Mortgage loans on real estate, fair value	13,693,557	16,128,845
Residential Mortgage [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Mortgage loans on real estate, fair value		3,273,306
Residential Mortgage [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Mortgage loans on real estate, fair value	18,392,927
Residential Mortgage [Member]
Assets:
Mortgage loans on real estate	16,497,944	3,123,534
Mortgage loans on real estate, fair value	18,392,927	3,273,306
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents, fair value	1,870,867	4,143,291
Fair Value, Inputs, Level 2 [Member]
Assets:
State-guaranteed receivables, fair value	9,719,006	9,392,660
Fair Value, Inputs, Level 3 [Member]
Assets:
Policy loans	6,665,493	6,674,887
Policy loans, fair value	6,665,493	6,674,887
Other invested assets	3,270,848	3,181,182
Other invested assets, fair value	3,270,848	3,181,182
Accrued investment income	5,190,740	5,191,253
Accrued investment income, fair value	5,190,740	5,191,253
Cash value of company-owned life insurance	12,441,833	11,808,248
Cash value of company-owned life insurance, fair value	12,441,833	11,808,248
Liabilities:
Policyholder deposits (Investment-type contracts), fair value	55,486,262	53,396,538
Policy claims	2,821,106	3,672,474
Policy claims, fair value	2,821,106	3,672,474
Obligations under capital leases	553,028	943,488
Obligations under capital leases, fair value	553,028	943,488
Notes payable, fair value	$ 2,508,576	$ 3,033,122